Statements of Cash flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities
Net loss	$ (3,433,591)	$ (39,268,975)	$ (41,103,717)	$ (15,323,704)
Stock based compensation for extension of convertible note payable, related party		24,000,000	24,000,000
Stock based compensation, loss on conversion of deferred compensation		4,820,937	4,820,937
Amortization of debt issuance costs	312,124	419,935	638,088	312,989
Loss on change of fair value of derivative – warrant	611,340
Loss on initial recognition and fair value adjustment of embedded derivative	1,064,795
Financing costs from revaluation of warrants			245,403
Stock based compensation - warrants				2,638,287
Gain on forgiveness on stock payable				(83,334)
Loss on disposal of fixed assets			800
ROU asset		31,079	62,812	(62,812)
ROU liability		(31,826)	(64,306)	64,306
Depreciation	1,452	1,926	3,458	11,771
Imputed interest	135,339	116,596	242,214	90,740
Changes in assets and liabilities:
Prepaid expenses and other current assets	(4,484)	(2,664)	(2,443)	(16,056)
Inventory	632	3,204	4,731	7,113
Accounts payable and accrued liabilities	150,652	328,003	1,087,654	688,248
Related party interest payable
Net cash used in operating activities	(653,406)	(754,939)	(1,157,600)	(1,591,452)
Cash Flows from Investing Activities:
Purchase of fixed assets		(1,691)	(1,691)	(1,798)
Net cash used in investing activities		(1,691)	(1,691)	(1,798)
Cash Flows from Financing Activities:
Warrants exercised for cash				137,500
Proceeds from sale of common stock	7,000	86,500	88,500	245,500
Principal payments on debt – interest				(116,488)
Net cash provided by financing activities	687,000	536,500	928,500	1,266,512
Net (decrease) increase in cash	33,594	(220,130)	(230,791)	(326,738)
Cash, beginning of period	4,116	234,907	234,907	561,645
Cash, end of period	37,710	14,777	4,116	234,907
Supplemental disclosure of cash flow information
Cash paid for interest	171,353	11,567	25,104	116,488
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Loans payable – related party settled with stock				300,000
Deferred compensation exchanged for stock		657,935	657,935
Forgiveness of stock payable – related party				40,000
Warrant issued on convertible note payable (debt discount)	59,729	282,118	461,723	561,721
Common stock issued for services	562,500
Debt discount – contractual interest payable	66,000
Embedded derivative liability – warrant	743,655
Embedded derivative liability – convertible notes	1,532,480
Nonrelated Party [Member]
Cash Flows from Operating Activities
Stock based compensation, related party	458,335	716,846	796,769	10,081,000
Cash Flows from Financing Activities:
Proceeds from convertible notes payable, net	670,000	450,000	800,000	1,000,000
Related Party [Member]
Cash Flows from Operating Activities
Stock based compensation, related party	50,000	8,110,000	8,110,000
Imputed interest			242,214	90,740
Cash Flows from Financing Activities:
Proceeds from convertible notes payable, net	$ 10,000		$ 40,000